Note 7 - Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
NOTE 7 – STOCKHOLDERS’ EQUITY

The Company’s capitalization at June 30, 2016 was 500,000,000 authorized common shares with a par value of $0.0001 per share, and 20,000,000 authorized preferred shares with a par value of $0.0001 per share.

Common stock

On January 15, 2016, the Company completed a private placement of 26,707,994 shares of its common stock to 37 investors (the “Investors”) for a total purchase price of $647,655. All of the sales were made in China and all of the Investors were residents of China. The Company has issued the share certificates to all 37 investors as of June 30, 2016. All of the stock certificates issued to the Investors have been affixed with an appropriate legend restricting sales and transfers. Therefore, based on the foregoing, the Company has issued the shares in reliance upon the exemptions from registration provided by Section 4a (2) of the Securities Act of 1933 and/or Regulation S.

On January 26, 2016, the Company’s Board of Directors approved and ratified the assignment (the “Assignment”) by Wisdom Qiao, the CEO, director and principal shareholder of the Company (“Officer”), of her entire right, title and interest in a patent application entitled “DYNAMIC RECOVERY AND THERAPY SYSTEM” (the “Invention”) in exchange for 200,000,000 shares of the Company’s common stock. Pursuant to the Assignment, on January 26, 2016, the Company issued to its Officer 200,000,000 shares of its common stock valued at $20,000 (Note 4). The shares are restricted and the certificates have been affixed with the appropriate legend restricting sales and transfers.

As a result of all common stock issuances, the total outstanding shares of common stock at June 30, 2016 were 247,207,994.

Preferred stock

At June 30, 2016, the Company had no shares of preferred stock issued or outstanding.

NOTE
6
– STOCKHOLDERS’ EQUITY

The Company’s capitalization at December 31, 2015 was 500,000,000 authorized common shares with a par value of $0.0001 per share, and 20,000,000 authorized preferred shares with a par value of $0.0001 per share.

Common stock
On May 20, 2014 the Company issued 20,000,000 shares of common stock at par value of $0.0001 per share to two directors and officers at a discount of $2,000.

On October 14, 2015 the Company effected a change in control and redeemed 19,500,000 shares of its then outstanding 20,000,000 shares of common stock upon the resignation of two directors (Note 3).

On October 15, 2015, the Company issued 20,000,000 shares of its common stock at par value, at a discount of $2,000, pursuant to Section 4(2) of the Securities Act of 1933 to Wisdom Qiao, Chief Executive Officer, the sole officer and director of the Company.

On October 20, 2015, the Company filed with the State of Delaware a certificate of amendment to its Certificate of Incorporation increasing its authorized shares of $.0001 par value common stock from 100,000,000 to 500,000,000 and authorizing 20,000,000 shares of preferred stock, $.0001 par value.

As a result of all common stock issuances, the total outstanding shares of common stock at December 31, 2015 were 20,500,000.

Preferred stock
At December 31, 2015, the Company had no shares of preferred stock issued or outstanding.